Commodity forward contracts – Barter transactions (Tables)	12 Months Ended
Jun. 30, 2025
Commodity forward contracts – Barter transactions
Fair value of commodity forward contracts

As of June 30, 2025, fair value of commodity forward contracts is as follows:

	2025	2024

Fair value of commodity forward contracts:
Assets
Purchase contracts	31,223	132,362
Sale contracts	511	8,298

Current	31,734	137,660
Non-current	—	3,000

Liabilities
Purchase contracts	(2,469)	(10,549)
Sale contracts	(30,695)	(55,408)

Current	(33,164)	(65,641)
Non-current	—	(316)

Main assumptions used in fair value calculation

The main assumptions used in the fair value calculation are as follows:

	Outstanding Volume (tons)	Average of contract prices R$/Bag	Average Market Prices (Corn R$/bag (ii); Soybean US$/bu(i))	Soybean market premium (US$/bu)	Freight (R$/ton)
Purchase Contracts
Soybean
As of June 30, 2024	365,894	112.97	11.27	0.58	378.64
As of June 30, 2025	41,576	116.06	10.66	0.44	398.17
Corn
As of June 30, 2024	211,895	45.19	65.08	N/A	257.28
As of June 30, 2025	42,862	44.38	61.99	3.92	169.22

Selling Contracts
Soybean
As of June 30, 2024	141,069	112.71	11.30	0.55	410.70
As of June 30, 2025	13,096	118.74	10.63	0.67	331.05
Corn
As of June 30, 2024	176,978	38.27	59.58	0.90	257.29
As of June 30, 2025	42,495	45.92	61.96	3.83	175.17

(i)        Market price published by Chicago Board of Trade which is a futures and options exchange in United States.

(ii)      Market price published by B3 – Brasil, Bolsa, Balcão which is a futures, options and stock exchange in Brazil.